Share-Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance	1,511,223	2,637,455	1,172,388
Number of Shares, Granted	1,219,791	867,771	5,522,279
Number of Shares, Vested	(1,694,872)	(1,719,273)	(3,879,959)
Number of Shares, Forfeited	(72,136)	(274,730)	(177,253)
Number of Shares, Balance	964,006	1,511,223	2,637,455
Weighted Average Grant Date Fair Value, Balance	$ 2.47	$ 1.99	$ 2.68
Weighted Average Grant Date Fair Value, Granted	$ 9.27	$ 10.15	$ 1.95
Weighted Average Grant Date Fair Value, Vested	$ 6.44	$ 5.70	$ 2.10
Weighted Average Grant Date Fair Value, Forfeited	$ 2.06	$ 1.92	$ 2.81
Weighted Average Grant Date Fair Value, Balance	$ 4.11	$ 2.47	$ 1.99
Imaging Taiwan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance	31,139	355,747	1,877,079
Number of Shares, Vested	(31,139)	(181,448)	(699,967)
Number of Shares, Forfeited	0	(143,160)	(821,365)
Number of Shares, Balance	0	31,139	355,747
Weighted Average Grant Date Fair Value, Balance	$ 0.72	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Vested	$ 0.72	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Forfeited	$ 0	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Balance	$ 0	$ 0.72	$ 0.72